Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000231820 | 36780731Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000231820 | 36822106Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000231820 | 36781703TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000231820 | 36778530EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000231820 | 36775958American Airlines, Inc./AAdvantage Loyalty IP Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000231820 | 36780011Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000231820 | 36781629TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000231820 | 36776125Allied Universal Holdco LLC
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000231820 | 36780225Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000231820 | 36781717TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000231820 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231820 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231820 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231820 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000231820 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000231820 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000231820 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000231820 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231820 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231820 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000231820 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231820 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000231820 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231820 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231820 | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231820 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231820 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231820 | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231820 | Others
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000231821 | 36775977Altice Financing SA
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000231821 | 36777038EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000231821 | 36779366Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000231821 | 36776629Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000231821 | 36776944DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000231821 | 36776890Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000231821 | 36776103CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000231821 | 36822104ANZ National Bank, London
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000231821 | 36777675Intelsat Jackson Holdings SA
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000231821 | 36776132CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000231821 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231821 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231821 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231821 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231821 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231821 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000231821 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000231821 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231821 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231821 | Others
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231821 | Media
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000231821 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000231821 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000231821 | Internet
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231821 | Computers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231821 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231821 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231821 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231819 | 368213001261229 BC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000231819 | 36776771Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000231819 | 36776175DaVita, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000231819 | 36777266Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231819 | 36776790Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000231819 | 36776087CHS/Community Health Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000231819 | 36776102CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000231819 | 36776704AthenaHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000231819 | 36822108SEB, Stockholm
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000231819 | 36777296Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000231819 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231819 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231819 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231819 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231819 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000231819 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000231819 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231819 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231819 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231819 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231819 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000231819 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000231819 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000231819 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231819 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231818 | 36777162HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000231818 | 36778387Panther Escrow Issuer LLC
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000231818 | 36779316Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231818 | 36776901Boost Newco Borrower LLC
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000231818 | 36779013Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000231818 | 36777178HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000231818 | 36777535Jane Street Group/JSG Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000231818 | 36776073Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000231818 | 36777802MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000231818 | 36778817SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231818 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231818 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231818 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231818 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231818 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000231818 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000231818 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000231818 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231818 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231818 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000231818 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231818 | Computers
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231818 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231818 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000231818 | Real Estate Investment Trust (REITS)
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000231818 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000231818 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231818 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231818 | Trucking & Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231818 | Retail
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231817 | 36822107Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000231817 | 36779245Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000231817 | 36779221Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231817 | 36779233Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000231817 | 36779260Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231817 | 36778017NFE Financing LLC
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000231817 | 36779398Weatherford International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000231817 | 36776962Comstock Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000231817 | 36779270Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000231817 | 36776897Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000231817 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231817 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231817 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231817 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000231817 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000231817 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000231817 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231817 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231817 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231817 | Retail
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231817 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000231817 | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000231817 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231817 | Gas
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231815 | 36776820Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000231815 | 36778935Nissan Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000231815 | 36778950Nissan Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000231815 | 36779462Rakuten Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000231815 | 36776774Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231815 | 36776837Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000231815 | 36779681Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000231815 | 36776853Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000231815 | 36779450Rakuten Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000231815 | 36779955Tenneco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000231815 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231815 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231815 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231815 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231815 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000231815 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000231815 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231815 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000231815 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231815 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231815 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231815 | Internet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231815 | Retail
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000231815 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000231815 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000231815 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000231815 | Auto Parts $ Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231815 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231815 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231816 | 367776141011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000231816 | 36776863Electricite de France SA
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000231816 | 36778447Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231816 | 36777189Lightning Power LLC
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000231816 | 367775841011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000231816 | 36777708PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231816 | 36778504Walgreens Boots Alliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000231816 | 36776538Calpine Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000231816 | 36776189Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000231816 | 36778400Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000231816 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231816 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231816 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231816 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231816 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000231816 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000231816 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231816 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231816 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | Others
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231816 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231816 | Retail
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000231816 | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | Electric
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000231816 | Food
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000231816 | Housewares
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231816 | Household Products/Wares
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231816 | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231816 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231816 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243215 | 36782731BondBloxx USD High Yield Bond Industrial Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	24.12%
C000243215 | 36782723BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	21.32%
C000243215 | 36782705BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	14.27%
C000243215 | 36782688BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000243215 | 36782695BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000243215 | 36782674BondBloxx USD High Yield Bond Energy Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	9.26%
C000243215 | 36782715BondBloxx USD High Yield Bond Healthcare Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000243215 | 36822117SEB, Stockholm
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000234989 | 36822110Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000234989 | 36782430Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000234989 | 36784069Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000234989 | 36779404Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000234989 | 36786898Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000234989 | 36780972Intelsat Jackson Holdings SA
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000234989 | 36776370American Airlines, Inc./AAdvantage Loyalty IP Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000234989 | 36779589EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000234989 | 36786388TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000234989 | 36778403Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000234989 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234989 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234989 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234989 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234989 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000234989 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000234989 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234989 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234989 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234989 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000234989 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000234989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000234989 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234989 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000234989 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234989 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234989 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234989 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234988 | 36778811EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000234988 | 36822109JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000234988 | 368216701261229 BC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000234988 | 36782697Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000234988 | 36778760DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234988 | 36780045HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000234988 | 36781582Panther Escrow Issuer LLC
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000234988 | 36782863Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000234988 | 367813761011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234988 | 36780847Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000234988 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234988 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234988 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234988 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234988 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000234988 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000234988 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000234988 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000234988 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234988 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000234988 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000234988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000234988 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000234988 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234988 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000234988 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234988 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234988 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234990 | 36776511Altice Financing SA
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000234990 | 36777168Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000234990 | 36778318AthenaHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000234990 | 36777782HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000234990 | 36778255McAfee Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234990 | 36776584Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000234990 | 36822111JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000234990 | 36778210Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000234990 | 36776424Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000234990 | 36777451FXI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000234990 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234990 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234990 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234990 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234990 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000234990 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000234990 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234990 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234990 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000234990 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000234990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000234990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243310 | 36799124T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000243310 | 36791429CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000243310 | 36799117T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000243310 | 36799538Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243310 | 36789406Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243310 | 36792357Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243310 | 36796592Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243310 | 36791195Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000243310 | 36799522Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243310 | 36788232AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243310 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243310 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243310 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243310 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243310 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243310 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000243310 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000243310 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000243310 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243310 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000243310 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243310 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243310 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000243310 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243310 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243310 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243310 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243312 | 36791660Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243312 | 36796010Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000243312 | 36798722Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000243312 | 36793388Deutsche Telekom International Finance BV
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000243312 | 36790343Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243312 | 36789476AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000243312 | 36791836British Telecommunications PLC
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243312 | 36796840Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000243312 | 36793013Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000243312 | 36789439AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000243312 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243312 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243312 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243312 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000243312 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000243312 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243312 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243312 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000243312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243311 | 36791825CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000243311 | 36794419Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000243311 | 36791318Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000243311 | 36789764AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000243311 | 36789779AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000243311 | 36790457Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000243311 | 36795737Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000243311 | 36791809CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000243311 | 36789805AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000243311 | 36789792AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000243311 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243311 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243311 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000243311 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243311 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000243311 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243311 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243311 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000243311 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243311 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243311 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236606 | 36776316Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000236606 | 36776291Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000236606 | 36780001Ecuador Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000236606 | 36776334Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000236606 | 36776353Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000236606 | 36779089Kuwait International Government Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236606 | 36780526Ghana Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000236606 | 36780517Ghana Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000236606 | 36778001Uruguay Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000236606 | 36777274Peruvian Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000236606 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236606 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236606 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000236606 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000236606 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000236606 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236606 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236606 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236606 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236606 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236606 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236606 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236606 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236606 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236606 | Bahrain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236606 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236606 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236606 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237706 | 36793716U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000237706 | 36793959U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000237706 | 36793914U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000237706 | 36793737U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000237706 | 36793978U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000237706 | 36793683U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000237706 | 36793693U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000237706 | 36793789U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000237706 | 36793858U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237706 | 36793726U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000237706 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237706 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237704 | 36794160U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000237704 | 36794150U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000237704 | 36794172U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000237704 | 36793873U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000237704 | 36793770U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237704 | 36794221U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000237704 | 36793884U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000237704 | 36794211U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000237704 | 36794204U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000237704 | 36794181U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237704 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237704 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000237710 | 36783031U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237710 | 36783284U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000237710 | 36782961U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000237710 | 36783249U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000237710 | 36783694U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000237710 | 36783723U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000237710 | 36783154U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000237710 | 36783226U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000237710 | 36783636U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000237710 | 36783317U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000237710 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237710 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237710 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000237710 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000237708 | 36794615U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000237708 | 36794645U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000237708 | 36794606U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237708 | 36794597U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000237708 | 36794630U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000237708 | 36794589U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000237708 | 36794097U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000237708 | 36794582U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237708 | 36794328U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000237708 | 36794241U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000237708 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237708 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000237708 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000237708 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237703 | 36795093U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000237703 | 36795081U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000237703 | 36795064U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237703 | 36795072U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000237703 | 36795174U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000237703 | 36795332U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000237703 | 36795451U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000237703 | 36795441U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000237703 | 36795430U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000237703 | 36795321U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000237703 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237703 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000237703 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000237705 | 36795571U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000237705 | 36795544U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000237705 | 36795482U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000237705 | 36795515U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000237705 | 36795442U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237705 | 36795401U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	9.37%
C000237705 | 36795412U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000237705 | 36795392U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000237705 | 36795294U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000237705 | 36795313U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000237705 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237705 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237705 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000237705 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000237707 | 36796043U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000237707 | 36796037U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000237707 | 36796054U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000237707 | 36796049U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000237707 | 36796032U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000237707 | 36796067U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000237707 | 36795994U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000237707 | 36796005U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000237707 | 36796017U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000237707 | 36796011U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000237707 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237707 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000237707 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000237707 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237709 | 36796517U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000237709 | 36796510U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000237709 | 36796537U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000237709 | 36796529U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237709 | 36796522U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237709 | 36796468U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000237709 | 36796474U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000237709 | 36796461U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000237709 | 36796503U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000237709 | 36796369U.S. Treasury Strip
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000237709 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237709 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000248003 | 36822125Sumitomo Mitsui Trust Bank, London
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000248003 | 36802895State of Wisconsin, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000248003 | 36801733State of Florida Department of Transportation Turnpike System Revenue, Series C, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000248003 | 36802792University of Oklahoma, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000248003 | 36801983King County School District No. 411 Issaquah, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000248003 | 36821271South Carolina Jobs-Economic Development Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000248003 | 36802017Lee County School Board, Series A, Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000248003 | 36802603City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000248003 | 36802722Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000248003 | 36801599Dallas Independent School District, Series A, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000248003 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000248003 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000248003 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000248003 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000248003 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248003 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000248003 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248003 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000248003 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000248003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248003 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000257785 | 36806756Pennsylvania Higher Educational Facilities Authority, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000257785 | 36806510East Central Independent School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000257785 | 36806615Lower Colorado River Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000257785 | 36806774County of Polk Utility System Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000257785 | 36806792City of Rogers Sales & Use Tax Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000257785 | 36806443Cook County School District No 25 Arlington Heights, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257785 | 36806462Dallas Fort Worth International Airport, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000257785 | 36806575Illinois Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000257785 | 36806721North Texas Tollway Authority, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000257785 | 36806785Rhode Island Health & Educational Building Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257785 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257785 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257785 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000257785 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000257785 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257785 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000257785 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000257785 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000257785 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000257785 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000257785 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000257785 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000257785 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250808 | 36804179Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000250808 | 36804149Massachusetts Development Finance Agency, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250808 | 36804337City of Somerville, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000250808 | 36804195Massachusetts Water Resources Authority, Series B, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000250808 | 36803744Berkshire Wind Power Cooperative Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000250808 | 36804103Commonwealth of Massachusetts, Series D, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000250808 | 36803879Dennis-Yarmouth Regional School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000250808 | 36804086Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000250808 | 36804118Massachusetts Development Finance Agency, Series D, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000250808 | 36803803Bristol-Plymouth Regional Vocational Technical School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250808 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250808 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250808 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000250808 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250808 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250808 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250808 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250808 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250808 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250808 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000250808 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250808 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250808 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255313 | 36806273Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255313 | 36806344MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255313 | 36806390Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000255313 | 36806193Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%)
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000255313 | 36806238Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%)
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000255313 | 36806367Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%)
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000255313 | 36806427Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000255313 | 36806289Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A (CME Term SOFR 3 Month + 2.40%)
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000255313 | 36822127JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000255313 | 36806405Octagon Investment Partners 28 Ltd. 2016-1A Class ERR (CME Term SOFR 3 Month + 7.50%)
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000255313 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255313 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000255313 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.40%